Long-Term Investments, Net (Tables)	12 Months Ended
Aug. 31, 2023
Long TermInvestments [Abstract]
Schedule of Long-Term Investments

Long-term investments, net, consisted of the following:

	As of August 31,
	2022	2023
	RMB	RMB
Equity method investments:
Foshan Yingrui Gaoze Equity Investment Partnership (Limited Partnership) (“Gaoze Partnership”) (a)	3,338	3,338
Startcamp Education Technology Limited (“Startcamp”) (b)	8,211	7,872
BOTO Academic English Co., Ltd. (“BOTO”) (c)	1,464	-
Other investments (d)	439	439
Equity securities without readily determinable fair value (e)	27,034	24,421
Total	40,486	36,070
(a)	On June 1, 2020, Gaoze Partnership was established with the total committed capital of RMB 1,270,000. The Group participates in Gaoze Partnership as a limited partner, and invested RMB 42,000 and RMB 1,134 in fiscal year 2020 and 2021, respectively. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 19.84% interest in Gaoze Partnership. The fair value of the underlying investment of Gaoze Partnership is estimated using discounted cash flow model. Loss of RMB 200, RMB 39,596 and RMB nil were recorded for the years ended August 31, 2021, 2022 and 2023, respectively, due to the fair value change of underlying investments of Gaoze Partnership.
(b)	The Group acquired 25% equity interest in Startcamp for total cash consideration of RMB 10,000 in the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 998, RMB 153 and RMB 339 were recorded for the years ended August 31, 2021, 2022 and 2023, respectively.
(c)	The Group holds 30% equity interest in BOTO through acquisition of Can-achieve Education Consultants Co., Ltd. and its subsidiaries (“Can-achieve Group”) in fiscal year 2018. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 4 and RMB nil were recorded for the years ended August 31, 2021 and 2022, respectively. During the year ended August 31, 2023, BOTO was shut down, and the Group recorded RMB 1,464 of investment loss.
(d)	The other investments include 46% equity interest in Beijing Cloud Apply Co., Ltd. and 50% equity interest in Sanli Foundation Education Limited . The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. During the year ended August 31, 2022, the Group redeemed its 50% equity interest in Sanli Foundation Education Limited by offsetting the consideration payable of RMB 251, which is equal to the investment cost. Loss of RMB 16, gain of RMB 43 and loss of RMB nil were recorded for the years ended August 31, 2021, 2022 and 2023, respectively.
(e)	The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. During the year ended August 31, 2021, the Group acquired 18% equity interest in Shanghai Yurong Culture and Art Co., Ltd. (“Golden Ballet”) for a total cash consideration of RMB 21,951, and redeemed its 10% equity interest in Chengdu Qingjiao Education Technology Co., Ltd. with a total cash consideration of RMB 1,500, which is equal to the investment cost. During year ended August 31, 2022, the Group acquired 10% equity interest in Hurun Baixue (Shanghai) Industrial Co., Ltd for a total cash consideration RMB 5,000. No impairment loss was recorded during the years ended August 31, 2021 and 2022, respectively. During the year ended August 31, 2023, the Group recorded RMB 2,613 of impairment loss on the equity interest of Golden Ballet, representing the difference between the fair value of the investment and its carrying amount.